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                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Ameriprime Funds
          1793 Kingswood Drive Suite 200
          Southlake, TX 76092

2.   Name of each series or class of funds for which this
     form is filed. If this Form is being filed for all series
     and classes of securities of the issuer, check the box but
     do not list series or classes:   [ ]

          AAM Equity Fund
          Carl Domino Equity Income Fund
          Carl Domino Global Income Fund
          Carl Domino Growth Fund
          Corbin Small-Cap Value Fund
          Fountainhead Special Value Fund
          Florida Street Bond Fund
          Florida Street Growth Fund
          Globalt Growth Fund
          Marathon Value Fund

3.   Investment Company Act File Number:

     811-09096

     Securities Act File Number:

     33-96826

4.(a)Last day of fiscal year for which this notice is filed:

     October 31, 1999.

4.(b)[ ] Check box if this form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See instruction A.2)

4.(c)[ ] Check box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:

          (i)  Aggregate sale price of securi-
               ties sold during the fiscal year
               pursuant to rule 24(f):                               $24,795,970

         (ii)  Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:
                                                                     $14,933,674
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no earlier
               than October 11, 1995 that were not
               previously used to reduce registration
               fees payable to the Commission:                                0


         (iv)  Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                         $14,933,674

         (v)   Net sales - if Item 5(i) is greater than
               5(iv) [subtract item 5(iv) from Item 5(i)]            $9,862,296

         (vi)  Redemption credits available for use in
               future years- if Item 5(i)is less than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]                                  $0

        (vii)  Multiplier for determining registration
               fee (see Instruction C.9)                         x      .000264

       (viii)  Registration fee due [multiply item 5(v)
               by Item 5(vii)] (enter "0" if no fee
               is due):                                               $2,603.65



6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaning unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______

7.    Interest due--if this Form is being filed more
      than 90 days after the end of the issuer's fiscal
      year                                                                    0


8.    Total of the amount the registration fee due plus
      any interest due [line 5(viii) plus line 7]                     $2,603.65

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

      January 28, 2000        Method of Delivery
                              [X] Wire Transfer
                              [ ] Mail or other means


This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the date indicated.

                                          By:   /s/ Kenneth D. Trumpfheller
                                                    Kenneth D. Trumpfheller
                                                    President

Date:  January 28, 2000